Trade, Notes And Other Receivables, Net (Summary of Current Trade, Notes and Other Receivables, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	$ 342,867	$ 127,705
Allowance for doubtful accounts	(3,857)	(4,693)
Total current trade, notes and other receivables, net	339,010	123,012
Trade Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	206,331	15,982
Accrued Interest On FMG Note [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	107,881	83,659
Receivables Related To Securities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	4,572	9,977
Receivables Relating To Real Estate Activities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	4,707	4,696
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivable, gross	$ 19,376	$ 13,391